Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Summary of Financial Assets and Liabilities
Financial assets and liabilities in the c
o
nsolidated statement of financial position were as follows:

June 30, 2024	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total

Cash and cash equivalents	341	1,341	–	–	1,682
Trade and other receivables	1,093	–	–	–	1,093
Other financial assets - current	8	9	–	–	17
Other financial assets - non-current	14	257	117	31	419
Current indebtedness	(1,264)	–	–	–	(1,264)
Trade payables (see note 13)	(222)	–	–	–	(222)
Accruals (see note 13)	(654)	–	–	–	(654)
Other financial liabilities - current (1)	(65)	(23)	–	–	(88)
Long-term indebtedness	(1,846)	–	–	–	(1,846)
Other financial liabilities - non current (2)	(223)	(24)	–	–	(247)
Total	(2,818)	1,560	117	31	(1,110)

December 31, 2023	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total

Cash and cash equivalents	392	906	–	–	1,298
Trade and other receivables	1,122	–	–	–	1,122
Other financial assets - current	8	58	–	–	66
Other financial assets - non-current	18	263	98	65	444
Current indebtedness	(372)	–	–	–	(372)
Trade payables (see note 13)	(181)	–	–	–	(181)
Accruals (see note 13)	(798)	–	–	–	(798)
Other financial liabilities - current (1)(3)	(463)	(44)	–	–	(507)
Long-term indebtedness	(2,905)	–	–	–	(2,905)
Other financial liabilities - non current (2)	(227)	(10)	–	–	(237)
Total	(3,406)	1,173	98	65	(2,070)

(1)	Includes lease liabilities of $ 58 million (2023 - $ 56 million).
(2)	Includes lease liabilities of $ 207 million (2023 - $ 209 million).
(3)	Included a commitment of up to $ 400 million related to the Company’s pre-defined plan with its broker to repurchase the Company’s shares during its internal trading blackout period (see note 15).

Summary of Debt and Related Derivative Instruments
The following is a summary of debt and related derivative instruments that hedge the cash flows of debt:

	Carrying Amount		Fair Value
June 30, 2024	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
C $1,400, 2.239% Notes, due 2025	1,022	(31)	999	(31)
$ 450, 3.85% Notes, due 2024 (1)	242	–	241	–
$ 500, 3.35% Notes, due 2026	499	–	482	–
$ 350, 4.50% Notes, due 2043 (1)	116	–	92	–
$ 350, 5.65% Notes, due 2043	342	–	336	–
$ 400, 5.50% Debentures, due 2035	396	–	399	–
$ 500, 5.85% Debentures, due 2040	493	–	499	–
Total	3,110	(31)	3,048	(31)
Current portion	1,264	(31)
Long-term portion	1,846	–

	Carrying Amount		Fair Value
December 31, 2023	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
Commercial paper	130	–	130	–
C $1,400, 2.239% Notes, due 2025	1,060	(65)	1,026	(65)
$ 450, 3.85% Notes, due 2024 (1)	242	–	239	–
$ 500, 3.35% Notes, due 2026	499	–	482	–
$ 350, 4.50% Notes, due 2043 (1)	116	–	95	–
$ 350, 5.65% Notes, due 2043	342	–	346	–
$ 400, 5.50% Debentures, due 2035	396	–	415	–
$ 500, 5.85% Debentures, due 2040	492	–	519	–
Total	3,277	(65)	3,252	(65)
Current portion	372	–
Long-term portion	2,905	(65)

(1)	Notes were partially redeemed in October 2018.

Fair Value Hierarchy
The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

June 30, 2024				Total

Assets	Level 1	Level 2	Level 3	Balance
Money market accounts	–	1,341	–	1,341
Other receivables (1)	–	–	266	266
Financial assets at fair value through earnings	–	1,341	266	1,607
Financial assets at fair value through other comprehensive income (2)	36	–	81	117
Derivatives used for hedging (3)	–	31	–	31
Total assets	36	1,372	347	1,755
Liabilities
Contingent consideration (4)	–	–	(47)	(47)
Financial liabilities at fair value through earnings	–	–	(47)	(47)
Total liabilities	–	–	(47)	(47)

December 31, 2023				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	–	906	–	906

Other receivables (1)	–	–	263	263

Foreign exchange contracts (5)	–	58	–	58

Financial assets at fair value through earnings	–	964	263	1,227

Financial assets at fair value through other comprehensive income (2)	33	–	65	98

Derivatives used for hedging (3)	–	65	–	65

Total assets	33	1,029	328	1,390

Liabilities

Foreign exchange contracts (5)	–	(32)	–	(32)

Contingent consideration (4)	–	–	(22)	(22)

Financial liabilities at fair value through earnings	–	(32)	(22)	(54)

Total liabilities	–	(32)	(22)	(54)

(1)	Receivables under indemnification arrangement (see note 18).
(2)	Investments in entities over which the Company does not have control, joint control or significant influence.
(3)	Comprised of fixed-to-fixed cross-currency swaps on indebtedness.
(4)
Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase, and to purchase shares from minority owners of a subsidiary.

(5)	Related to the management of foreign exchange risk on a portion of the Company’s former indirect investment in LSEG.